SUBSEQUENT EVENTS (Details Narrative) - $ / shares	Jan. 04, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS
Issuance of pre fund warrant shares		14,716,032
Warrant exercise price		$ 0.0001	$ 0.86	$ 1.45	$ 1.29	$ 1.94
Patent expiry date, description	The patent is expected to expire no earlier than 2039, exclusive of any possible extensions